Other risks and contingent liabilities (Details)			6 Months Ended	252 Months Ended
	Jul. 04, 2023 shareholder	Jun. 30, 2023	Jun. 30, 2023 subsidiary item	Dec. 31, 2040
Disputes relating to Climate | United States
Disclosure of contingent liabilities
Number of subsidiaries summoned for liability in climate change | subsidiary			1
Number of litigations in which Corporation and subsidiaries were summoned | item			1
Dispute relating to completion of Vigilance Plan | France
Disclosure of contingent liabilities
Percentage of reduction in net direct and indirect CO2 emissions, per injunction sought after by certain associations and local communities before Court of Justice				40.00%
Dispute relating to annulment of resolution no.3 passed by Annual Shareholders' Meeting on May 26, 2023 | France
Disclosure of contingent liabilities
Number of shareholders seeking annulment of resolution no.3 passed by Annual Shareholders’ Meeting on May 26, 2023	9
Number of shareholder companies seeking annulment of resolution no.3 passed by Annual Shareholders’ Meeting on May 26, 2023	2
Number of shareholder individuals seeking annulment of resolution no.3 passed by Annual Shareholders’ Meeting on May 26, 2023	7
Yemen LNG Company Limited
Disclosure of contingent liabilities
Stake held in associate (as a percent)		39.62%